Related Party Transactions (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Oct. 04, 2017	Sep. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Fees charged			$ 111,799	$ 32,327
Debt face amount			$ 138,000
Parent Company [Member]
Stock issued during reserve stock split	31,745,242	1,850,625	35,272,626
Parent Company [Member] | Notes Payable [Member]
Stock issued during reserve stock split		1,215,813
Secured notes payable			$ 1,289,361
Debt instrument converted amount		$ 412,716
Debt instrument converted shares		8,510,386
Parent Company [Member] | Revolving Line of Credit [Member]
Stock issued during reserve stock split		134,924
Debt instrument principal		$ 50,887
Line of credit converted into shares		944,436
Senior Convertible Notes [Member] | Chairman of the Board of Directors [Member]
Entities affiliated owned			250,000		$ 250,000
Senior Convertible Notes [Member] | Chief Executive Officer [Member]
Entities affiliated owned			250,000		250,000
Senior Convertible Notes [Member] | Interim Chief Financial Officer [Member]
Entities affiliated owned			250,000		250,000
Corlyst [Member]
Accounts receivable related party			62,709	0	26,684
Accounts payable related party			336	$ 95	336
Officer [Member]
Due to related party and officer			100		100
Funds [Member] | Senior Convertible Notes [Member]
Convertible debt			$ 1,000,000		$ 1,000,000
Funds [Member] | Common Stock [Member]
Funds owned			14,180,543
Stock issued during reserve stock split			2,025,792